Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Parenthetical) (Detail) (USD $)	3 Months Ended		6 Months Ended		0 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Feb. 22, 2014 Voyageur Spirit [Member] Indemnification Agreement [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]	Jun. 30, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]	Feb. 21, 2014 Voyageur Spirit [Member] Indemnification Agreement [Member] Production Shortfalls [Member]	Mar. 31, 2014 ALP Maritime Services B.V. [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member] Teekay Corporation [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member] Teekay Corporation [Member]	Jun. 30, 2014 Shuttle Tankers [Member]	Jun. 30, 2013 Shuttle Tankers [Member]	Jun. 30, 2014 Shuttle Tankers [Member]	Jun. 30, 2013 Shuttle Tankers [Member]	Jun. 30, 2014 Towage Segment [Member] ALP Maritime Services B.V. [Member]	Jun. 30, 2014 Towage Segment [Member] ALP Maritime Services B.V. [Member]	Jun. 30, 2014 Towage Segment [Member] ALP Maritime Services B.V. [Member] Teekay Corporation [Member]	Jun. 30, 2014 Towage Segment [Member] ALP Maritime Services B.V. [Member] Teekay Corporation [Member]	Jun. 30, 2014 Shuttle Tankers Reflagged [Member] Vessel
Segment Reporting Information [Line Items]
Indemnification of revenue loss								$ 3,100,000
Unreimbursed vessel operating expenses					(400,000)
Amount of charter rate being forgone	4,975,000	14,093,000	16,387,000	28,870,000		17,000,000	17,000,000					4,975,000	14,093,000	16,387,000	28,870,000
Acquisition and success fee	1,600,000		2,600,000						1,000,000	1,600,000	1,600,000					1,000,000	1,000,000	1,600,000	1,600,000
Restructuring recovery												800,000		800,000
Restructuring charges																				$ 600,000
Number of vessels																				1